ORGANIZATION AND DESCRIPTION OF BUSINESS - Vallon - 10-K	9 Months Ended
Sep. 30, 2023
Class of Stock [Line Items]
ORGANIZATION AND DESCRIPTION OF BUSINESS	ORGANIZATION AND DESCRIPTION OF BUSINESS
GRI Bio, Inc. (GRI or the Company), based in La Jolla, CA, was incorporated in Delaware in May 2009, which is the date of inception.
GRI is a clinical-stage biopharmaceutical company focused on discovering, developing, and commercializing innovative therapies that target serious diseases associated with dysregulated immune responses leading to inflammatory, fibrotic, and autoimmune disorders. The Company’s goal is to be an industry leader in developing therapies to treat these diseases and to improve the lives of patients suffering from such diseases. The Company’s lead product candidate, GRI-0621, is an oral inhibitor of type 1 Natural Killer T (iNKT I) cells and is being developed for the treatment of severe fibrotic lung diseases such as idiopathic pulmonary fibrosis (IPF). The Company’s product candidate portfolio also includes GRI-0803 and a proprietary library of 500+ compounds. GRI-0803, the lead molecule selected from the library, is a novel oral agonist of type 2 Natural Killer T (NKT II) cells and is being developed for the treatment of autoimmune disorders, with much of its preclinical work in Systemic Lupus Erythematosus Disease (SLE) or lupus and multiple sclerosis (MS).
Reverse Merger with Vallon Pharmaceuticals, Inc.
On April 21, 2023, the Company (formerly Vallon Pharmaceuticals, Inc.(Vallon)) consummated a merger with GRI Bio Operations, Inc. (formerly GRI Bio, Inc.) (Private GRI) pursuant to an Agreement and Plan of Merger, as amended (the Merger Agreement), by and among the Company, Private GRI and Vallon Merger Sub, Inc. (Merger Sub), a Delaware corporation and wholly-owned subsidiary of the Company (Note 4). The Merger Agreement provided for the merger of Merger Sub with and into Private GRI, with Private GRI surviving the merger as a wholly-owned subsidiary of the Company (the Merger). In connection with the closing of the Merger (the Closing), the Company amended its certificate of incorporation and bylaws to change its name from “Vallon Pharmaceuticals, Inc.” to “GRI Bio, Inc.” In addition, prior to the effective time of the Merger (the Effective Time), the Company effected a reverse stock split of the Company’s common stock at a ratio of 1 for 30 (the Reverse Stock Split). At the Effective Time, each share of Private GRI’s common stock outstanding immediately prior to the Effective Time automatically converted solely into the right to receive a number of shares of the Company's common stock equal to 0.0374 (the Exchange Ratio).
Except as otherwise indicated or as the context requires, references herein to “GRI Bio,” the “Company,” or the “combined company,” refer to GRI Bio, Inc. on a post-Merger basis, and references to “Private GRI” refer to the business of GRI Bio, Inc. prior to the completion of the Merger. References to “Vallon” refer to Vallon Pharmaceuticals, Inc. prior to the completion of the Merger.
Basis of Presentation
As discussed in Note 4, the Merger was accounted for as reverse recapitalization under which the historical financial statements of the Company prior to the Merger are the historical financial statements of the accounting acquirer, Private GRI. All common stock, per share and related information presented in the consolidated financial statements and notes prior to the Merger has been retroactively adjusted to reflect the Exchange Ratio and Reverse Stock Split for all periods presented, to the extent applicable.

Vallon Pharmaceuticals, Inc.
Class of Stock [Line Items]
ORGANIZATION AND DESCRIPTION OF BUSINESS	ORGANIZATION AND DESCRIPTION OF BUSINESS
Vallon Pharmaceuticals, Inc. (Vallon or the Company) was incorporated in Delaware in January 2018 (inception) and is based in Philadelphia, PA.
The Company is a biopharmaceutical company which has historically focused on the development and commercialization of novel abuse-deterrent medications for central nervous system (CNS) disorders. The Company’s lead investigational product candidate, ADAIR, was a proprietary, abuse-deterrent oral formulation of immediate-release dextroamphetamine (the main active ingredient in Adderall®), which was being developed for the treatment of Attention-Deficit Hyperactivity Disorder (ADHD) and narcolepsy. In March 2022, the Company announced that its Study to Evaluate the Abuse Liability, Pharmacokinetics, Safety and Tolerability of an Abuse-Deterrent d-Amphetamine Sulfate Immediate Release Formulation (SEAL) study for ADAIR did not reach its primary endpoint. In addition to ADAIR, the Company’s second product candidate, ADMIR, an abuse deterrent formulation of methylphenidate (Ritalin®), was also being developed for the treatment of ADHD.
While assessing the best path forward for the ADAIR and ADMIR development programs in relation to the results of the SEAL study, the Company engaged Ladenburg Thalmann & Co. Inc. (Ladenburg) to evaluate its strategic alternatives with the goal of maximizing stockholder value. Ladenburg was engaged to advise on the strategic review process, which could have included, without limitation, exploring the potential for a possible merger, business combination, investment into the Company, or a purchase, license or other acquisition of assets. In conjunction with the exploration of strategic alternatives, the Company streamlined operations to preserve its capital and cash resources.
After conducting a diligent and extensive process of evaluating strategic alternatives and identifying and reviewing potential candidates for a strategic acquisition or other transaction, which included the receipt of 15 formal merger proposals from interested parties and careful evaluation and consideration of those proposals, and following extensive negotiation with a number of possible candidates, on December 13, 2022, Vallon and GRI Bio, Inc. (GRI) entered into an Agreement and Plan of Merger (the Merger Agreement), pursuant to which a wholly-owned subsidiary of Vallon will merge with and into GRI, with GRI surviving as a wholly-owned subsidiary of Vallon (the Merger). The Merger will result in a clinical-stage biotechnology company focused on discovering, developing, and commercializing innovative therapies targeting serious diseases associated with dysregulated immune responses that lead to inflammatory, fibrotic, and autoimmune disorders.
At the effective time of the Merger (the Effective Time), each share of common stock of GRI, $0.01 par value per share (GRI Common Stock) outstanding immediately prior to the Effective Time, excluding any dissenting shares but including any shares of GRI Common Stock issued pursuant to the concurrent equity financing will be automatically converted into the right to receive a number of shares of common stock of Vallon, $0.0001 par value per share (Vallon Common Stock) equal to the exchange ratio, subject to adjustment for the proposed reverse stock split of Vallon Common Stock to be implemented prior to the consummation of the Merger as discussed in this Annual Report (the Reverse Split). The exchange ratio may be adjusted based on Vallon’s net cash at Closing and/or any reduction to Vallon’s valuation required in order to meet the initial listing requirements of The Nasdaq Stock Market LLC (Nasdaq).